Consolidated Statement of Changes in Equity - USD ($)	Total	Contributed equity	Accumulated losses	Share Based Payments Reserve	Foreign Currency Translation Reserve	Convertible Loan Note Reserve
Balance at the beginning of the year at Dec. 31, 2024	$ 137,590,257	$ 367,537,075	$ (259,669,980)	$ 45,642,323	$ (20,442,256)	$ 4,523,095
Loss for the year	(20,135,547)		(20,135,547)
Other comprehensive loss	447,931				447,931
Total comprehensive loss	(19,687,616)		(20,135,547)		447,931
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	25,005,637	25,005,637
Share-based payments	919,294			919,294
Balance at the end of the year at Jun. 30, 2025	143,827,572	392,542,712	(279,805,527)	46,561,617	(19,994,325)	4,523,095
Balance at the beginning of the year at Dec. 31, 2025	161,671,072	485,478,860	(352,395,167)	43,735,164	(19,670,880)	4,523,095
Loss for the year	(24,634,013)		(24,634,013)
Other comprehensive loss	(280,743)				(280,743)
Total comprehensive loss	(24,914,756)		(24,634,013)		(280,743)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	20,323,943	20,323,943
Share-based payments	256,746			256,746
Balance at the end of the year at Jun. 30, 2026	$ 157,337,005	$ 505,802,803	$ (377,029,180)	$ 43,991,910	$ (19,951,623)	$ 4,523,095